Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.	Property and Equipment, net
Property and equipment consisted of the follow:

	December 31,
	2021	2020
Computer, equipment and software	$155	$100
Furniture and fixtures	155	155

Property and equipment	310	255
Less: accumulated depreciation	(228)	(166)

Property and equipment, net	$82	$89

Depreciation expense for the years ended December 31, 2021 and 2020 was $62 and $75, respectively. All of the company’s long-lived assets are located in the United States.